Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices. We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. In 2024, we did not grant any stock option awards. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events.
MNPI Disclosure Timed for Compensation Value	false